Employment costs (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employment costs [Abstract]
Salaries and wages	$ 126,995	$ 82,108	$ 47,302
Short term incentives	15,408	9,413	4,025
Sales commissions	7,997	7,167	3,113
Share-based payment charge	19,660	8,786	8,114
Superannuation	2,597	1,798	1,270
Non-Executive Directors' fees	853	577	661
Total employment costs	173,510	109,849	64,485
Salaries and wages included in cost of sales	$ 6,167	$ 1,483	$ 903